Schedule of amount due from third party (Details) (Parenthetical)	May 26, 2023 USD ($)	Dec. 31, 2023 SGD ($)	May 26, 2023 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Interest rate	5.00%		5.00%
Debt instrument term	1 year
Debt purchased from debt seller	$ 1,986,288		$ 2,686,340
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Outstanding balance		$ 618,286